Statement of cash flows, additional disclosures (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other disclosures on cash flows [line items]
Additions other than through business combinations, intangible assets other than goodwill	R$ 228,218	R$ 250,588
Payments From Previous Year	(5,015)	(14,117)	R$ (6,593)
Purchases Not Paid at Year End	3,739	5,015	14,117
Service and operating rights	16,418	0	0
Purchase of intangible assets	(482,993)	(507,278)	(474,053)
Gross carrying amount [member]
Other disclosures on cash flows [line items]
Additions of intangible assets	(498,136)	(531,570)	(515,740)
Additions other than through business combinations, intangible assets other than goodwill	498,136	531,570
Gross carrying amount [member] | Right of use assets software
Other disclosures on cash flows [line items]
Additions other than through business combinations, intangible assets other than goodwill	R$ 1	R$ 33,394	R$ 34,163